Condensed Consolidated Statements of Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Other	$ 6,491	$ 1,515	$ 13,957	$ 16,440
	6,491	1,515	13,957	16,440
Cost of sales	(5,980)	(1,749)	(11,379)	(15,441)
Gross profit (loss)	511	(234)	2,578	999
Expenses
Sales and administration	2,596	2,527	6,551	7,278
Stock-based compensation	70	250	459	712
Amortization	205	656	623	1,975
Interest and finance costs	1,520	589	3,160	1,775
Change in fair value of embedded derivatives	129		(25)
Gain on modification of debt	(492)		(492)	(803)
Foreign exchange (gain) loss	872	3,098	(182)	3,882
	4,900	7,120	10,094	14,819
Loss before taxes	(4,389)	(7,354)	(7,516)	(13,820)
Current income tax expense		91	9	300
Net loss	$ (4,389)	$ (7,445)	$ (7,525)	$ (14,120)
Loss per share
Basic & diluted	$ (0.10)	$ (0.19)	$ (0.17)	$ (0.37)
Weighted average number of common shares outstanding
Basic and diluted(1)	45,584,188	38,307,728	45,584,188	38,307,728
Vehicle Sales [Member]
Revenue
Other	$ 5,196	$ 363	$ 10,164	$ 12,182
	5,196	363	10,164	12,182
Other [Member]
Revenue
Other	1,295	1,152	3,793	4,258
	$ 1,295	$ 1,152	$ 3,793	$ 4,258